SHARE CAPITAL AND RESERVES - Warrants activity (Details) - Warrants	12 Months Ended
	Nov. 30, 2021 EquityInstruments $ / shares	Nov. 30, 2020 EquityInstruments $ / shares
Number of warrants
Balance outstanding at the beginning | EquityInstruments	8,901,098	8,988,810
Issued | EquityInstruments	16,652,150	87,712
Exercised | EquityInstruments	(6,000)	(175,424)
Expired | EquityInstruments	(7,901,098)
Balance outstanding at the end | EquityInstruments	17,646,150	8,901,098
Weighted Average Exercise Price
Balance outstanding at the beginning (in dollars per share) | $ / shares	$ 11.79	$ 11.73
Issued (in dollars per share) | $ / shares	9.66	12.00
Exercised (in dollars per share) | $ / shares	9.65	8.85
Expired (in dollars per share) | $ / shares	11.88
Balance outstanding at the end (in dollars per share) | $ / shares	$ 9.75	$ 11.79